Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2021
EQRx, INC. [Member]
Cash, Cash Equivalents and Restricted Cash [Line Items]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

3. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the condensed consolidated statements of cash flows (in thousands):

	June 30, 2021	December 31, 2020
Cash and cash equivalents	$500,158	$489,682
Restricted cash	633	633
Total cash and restricted cash	$500,791	$490,315

Amounts included in restricted cash as of June 30, 2021 and December 31, 2020 consist of cash held to collateralize a letter of credit issued as a security deposit in connection with the Company’s lease of its corporate facility located in Cambridge, MA (see Note 11).